11. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
11. Subsequent Events

On March 7, 2013, the Board of Managers, upon recommendation by the Chief Executive Officer, authorized cash distributions to the Company’s members of 68% of net income for the fourth quarter of 2012 totaling $15, which will be distributable to the members ratably based on each member’s respective membership interest.